Revenue from collaboration agreements - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Revenue From Contract With Customers [Line Items]
Amortization of contract costs capitalized				€ 400	€ 100
Receipt of upfront of payment	€ 18,755		€ 22,354	49,024	32,150
Genmab Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Amount of revenue that was included in the balance of contract at the beginning of the period		€ 14,900		14,900
Receipt of upfront of payment				14,900
BMS Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Proceeds from option exercise fee under collaborative arrangement			€ 13,700		€ 13,700
Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone or royalty payment receivable	€ 0			€ 0